CONSOLIDATED STATEMENT OF INCOME $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024 USD ($) $ / shares	Mar. 31, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares
CONSOLIDATED STATEMENT OF INCOME
Sales	$ 53,743	$ 56,278	$ 56,271	$ 110,021	$ 118,874
Excise taxes	(4,560)	(4,395)	(4,737)	(8,955)	(9,107)
Revenues from sales	49,183	51,883	51,534	101,066	109,767
Purchases, net of inventory variation	(32,117)	(33,780)	(33,864)	(65,897)	(72,215)
Other operating expenses	(7,729)	(7,643)	(7,906)	(15,372)	(15,691)
Exploration costs	(97)	(88)	(62)	(185)	(154)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,976)	(2,942)	(3,106)	(5,918)	(6,168)
Other income	3	1,758	116	1,761	457
Other expense	(251)	(315)	(366)	(566)	(666)
Financial interest on debt	(725)	(708)	(724)	(1,433)	(1,434)
Financial income and expense from cash & cash equivalents	408	472	510	880	903
Cost of net debt	(317)	(236)	(214)	(553)	(531)
Other financial income	459	306	413	765	671
Other financial expense	(213)	(215)	(173)	(428)	(356)
Net income (loss) from equity affiliates	627	18	267	645	1,227
Income taxes	(2,725)	(2,942)	(2,487)	(5,667)	(6,558)
Consolidated net income	3,847	5,804	4,152	9,651	9,783
TotalEnergies share	3,787	5,721	4,088	9,508	9,645
Non-controlling interests	$ 60	$ 83	$ 64	$ 143	$ 138
Earnings per share (in dollars or Euros per share) | (per share)	$ 1.61	$ 2.42	$ 1.65	$ 4.04	$ 3.88
Fully-diluted earnings per share (in dollars or Euros per share) | (per share)	$ 1.60	$ 2.40	$ 1.64	$ 4.02	$ 3.86